UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-2944
Oppenheimer Rising Dividend Fund, Inc.
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end:  October 31
Date of reporting period:  04/30/2009

Item 1. Reports to Stockholders
MANAGEMENT COMMENTARIES
     An Interview with Your Fund’s Managers
SEMIANNUAL REPORT
     Listing of Top Holdings
     Listing of Investments
     Financial Statements

TOP HOLDINGS AND ALLOCATIONS

Top Ten Common Stock Industries
Pharmaceuticals	9.3%
Oil, Gas & Consumable Fuels	8.7
Semiconductors & Semiconductor Equipment	7.5
Capital Markets	5.7
Health Care Equipment & Supplies	5.2
Aerospace & Defense	4.8
Food Products	4.2
Chemicals	4.1
Software	4.1
Energy Equipment & Services	3.7
Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2009, and are based on net assets.

Top Ten Common Stock Holdings
Exxon Mobil Corp.	2.7%
JPMorgan Chase & Co.	2.7
Texas Instruments, Inc.	2.6
QUALCOMM, Inc.	2.4
McDonald’s Corp.	2.3
T. Rowe Price Group, Inc.	2.2
Schlumberger Ltd.	2.2
Emerson Electric Co.	2.1
Microsoft Corp.	2.1
Nintendo Co. Ltd., ADR	2.0
Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2009, and are based on net assets.
For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com
10 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

11 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks and other charges and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc. OppenheimerFunds, Inc. became the Fund’s adviser on 11/22/95 and assumed responsibility for the day-to-day management of the Fund’s portfolio on 1/1/05. From 11/22/95 to 12/31/04, OpCap Advisors was the Fund’s subadvisor.
Class A shares of the Fund were first publicly offered on 4/30/80. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. Class A shares are subject to a maximum annual 0.25% asset-based sales charge. Effective January 1, 2003, the Fund’s Board of Directors voluntarily reduced the Class A asset-based sales charge to zero, as described in the prospectus.
Class B shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
12 | OPPENHEIMER RISING DIVIDENDS FUND, INC .

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 12/16/96. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
13 | OPPENHEIMER RISING DIVIDENDS FUND, INC .

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended April 30, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement
14 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	November 1, 2008	April 30, 2009	April 30, 2009

Actual

Class A	$1,000.00	$893.40	$5.79

Class B	1,000.00	889.20	9.84

Class C	1,000.00	890.90	8.76

Class N	1,000.00	892.50	6.40

Class Y	1,000.00	895.00	3.86

Hypothetical (5% return before expenses)

Class A	1,000.00	1,018.70	6.18

Class B	1,000.00	1,014.43	10.49

Class C	1,000.00	1,015.57	9.34

Class N	1,000.00	1,018.05	6.83

Class Y	1,000.00	1,020.73	4.12
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended April 30, 2009 are as follows:

Class	Expense Ratios

Class A	1.23%

Class B	2.09

Class C	1.86

Class N	1.36

Class Y	0.82
The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
15 | OPPENHEIMER RISING DIVIDENDS FUND, INC .

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16 | OPPENHEIMER RISING DIVIDENDS FUND, INC .

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

	Shares	Value

Common Stocks—96.5%

Consumer Discretionary—7.4%

Hotels, Restaurants & Leisure—3.4%
McDonald’s Corp.	519,700	$27,694,813

Yum! Brands, Inc.	390,500	13,023,175

		40,717,988

Media—1.3%
Walt Disney Co. (The)	698,000	15,286,200

Specialty Retail—1.5%
Staples, Inc.	881,500	18,176,530

Textiles, Apparel & Luxury Goods—1.2%
Nike, Inc., Cl. B	286,000	15,006,420

Consumer Staples—12.6%

Beverages—1.4%
PepsiCo, Inc.	326,400	16,241,664

Food & Staples Retailing—1.5%
Wal-Mart Stores, Inc.	366,100	18,451,440

Food Products—4.2%
Cadbury plc, Sponsored ADR	274,600	8,262,714

Kellogg Co.	523,400	22,040,374

Kraft Foods, Inc., Cl. A	527,112	12,334,421

Nestle SA, Sponsored ADR	246,500	7,998,925

		50,636,434

Household Products—3.4%
Colgate-Palmolive Co.	394,000	23,246,000

Procter & Gamble Co. (The)	359,200	17,758,848

		41,004,848

Tobacco—2.1%
Lorillard, Inc.	144,000	9,090,720

Philip Morris International, Inc.	457,708	16,569,030

		25,659,750

	Shares	Value

Energy—12.4%

Energy Equipment & Services—3.7%
Diamond Offshore Drilling, Inc.	254,200	$18,406,622

Schlumberger Ltd.	547,000	26,797,530

		45,204,152

Oil, Gas & Consumable Fuels—8.7%

Chevron Corp.	313,700	20,735,570

ConocoPhillips	282,900	11,598,900

Exxon Mobil Corp.	487,335	32,490,624

Occidental Petroleum Corp.	305,100	17,174,079

XTO Energy, Inc.	664,200	23,021,172

		105,020,345

Financials—10.3%

Capital Markets—5.7%
Bank of New York Mellon Corp.	805,400	20,521,592

Northern Trust Corp.	397,500	21,608,100

T. Rowe Price Group, Inc.	700,200	26,971,704

		69,101,396

Diversified Financial Services—2.7%
JPMorgan Chase & Co.	971,200	32,049,600

Insurance—1.9%
Chubb Corp.	594,800	23,167,460

Health Care—14.5%

Health Care Equipment & Supplies—5.2%
Bard (C.R.), Inc.	209,300	14,992,159

Baxter International, Inc.	418,800	20,311,800

Dentsply International, Inc.	443,600	12,695,832

Medtronic, Inc.	471,200	15,078,400

		63,078,191
F1 | OPPENHEIMER RISING DIVIDENDS FUND, INC .

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Pharmaceuticals—9.3%
Abbott Laboratories	399,100	$16,702,335

Bristol-Myers Squibb Co.	580,100	11,137,920

Johnson & Johnson	332,100	17,388,756

Merck & Co., Inc.	466,600	11,310,384

Novo Nordisk AS, Sponsored ADR	263,400	12,514,134

Roche Holding AG	96,650	12,236,321

Teva Pharmaceutical Industries Ltd., Sponsored ADR	332,100	14,575,869

Wyeth	389,200	16,502,080

		112,367,799

Industrials—11.1%

Aerospace & Defense—4.8%
Honeywell International, Inc.	353,200	11,023,372

Lockheed Martin Corp.	282,700	22,200,431

Rockwell Collins, Inc.	316,200	12,126,270

United Technologies Corp.	254,721	12,440,574

		57,790,647

Electrical Equipment—3.2%
ABB Ltd., Sponsored ADR	966,500	13,743,630

Emerson Electric Co.	740,700	25,213,428

		38,957,058

Industrial Conglomerates—1.1%
3M Co.	218,100	12,562,560

Machinery—1.1%
Eaton Corp.	301,100	13,188,180

Road & Rail—0.9%
Norfolk Southern Corp.	314,500	11,221,360

Information Technology—17.6%

Communications Equipment—2.4%
QUALCOMM, Inc.	688,900	29,154,248

	Shares	Value

Computers & Peripherals—1.9%
International Business Machines Corp.	221,200	$22,830,052

IT Services—1.7%
Automatic Data Processing, Inc.	599,300	21,095,360

Semiconductors & Semiconductor Equipment—7.5%
Applied Materials, Inc.	1,569,900	19,168,479

Microchip Technology, Inc.	871,600	20,046,800

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,904,422	20,129,741

Texas Instruments, Inc.	1,714,200	30,958,452

		90,303,472

Software—4.1%
Microsoft Corp.	1,242,430	25,171,632

Nintendo Co. Ltd., ADR	715,600	24,079,940

		49,251,572

Materials—4.1%

Chemicals—4.1%
BASF SE, Sponsored ADR	466,100	16,453,330

Monsanto Co.	204,300	17,343,027

Praxair, Inc.	214,100	15,974,001

		49,770,358

Telecommunication Services—2.8%

Diversified Telecommunication Services—2.8%
AT&T, Inc.	675,300	17,301,186

Verizon Communications, Inc.	548,378	16,637,789

		33,938,975

Utilities—3.7%

Electric Utilities—2.8%
FPL Group, Inc.	242,000	13,017,180
F2 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

	Shares	Value

Electric Utilities Continued
Progress Energy, Inc.	306,900	$10,471,428

Southern Co.	358,200	10,344,816

		33,833,424

Multi-Utilities—0.9%
Public Service Enterprise Group, Inc.	375,800	11,213,871

Total Common Stocks (Cost $1,310,275,216)		1,166,281,354
Investment Company—3.5%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.70%[1,2] (Cost $41,723,455)	41,723,455	41,723,455

		Value

Total Investments, at Value
(Cost $1,351,998,671)	100.0%	$1,208,004,809

Other Assets Net of Liabilities	0.0	222,208

Net Assets	100.0%	$1,208,227,017

Footnotes to Statement of Investments
1.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	October 31, 2008	Additions	Reductions	April 30, 2009

Oppenheimer Institutional Money Market Fund, Cl. E	23,916,472	365,770,052	347,963,069	41,723,455

	Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E	$41,723,455	$283,495
2.	Rate shown is the 7-day yield as of April 30, 2009.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
F3 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
The market value of the Fund’s investments was determined based on the following inputs as of April 30, 2009:

	Investments	Other Financial
Valuation Description	in Securities	Instruments*

Level 1—Quoted Prices	$1,208,004,809	$—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—

Total	$1,208,004,809	$—

*	Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
See accompanying Notes to Financial Statements.
F4 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES Unaudited
April 30, 2009

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $1,310,275,216)	$1,166,281,354
Affiliated companies (cost $41,723,455)	41,723,455

1,208,004,809

Cash	278,743

Receivables and other assets:
Investments sold	5,105,227
Dividends	4,359,679
Shares of capital stock sold	3,457,083
Other	134,428

Total assets	1,221,339,969

Liabilities
Payables and other liabilities:
Investments purchased	10,635,994
Shares of capital stock redeemed	1,626,733
Transfer and shareholder servicing agent fees	292,569
Distribution and service plan fees	222,892
Directors’ compensation	171,713
Shareholder communications	155,620
Other	7,431

Total liabilities	13,112,952

Net Assets	$1,208,227,017

Composition of Net Assets
Par value of shares of capital stock	$108,315,662

Additional paid-in capital	1,525,390,124

Accumulated net investment income	5,292,285

Accumulated net realized loss on investments and foreign currency transactions	(286,775,190)

Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(143,995,864)

Net Assets	$1,208,227,017

F5 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $865,074,714 and 76,020,290 shares of capital stock outstanding)	$11.38
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$12.07

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $91,600,703 and 8,838,087 shares of capital stock outstanding)	$10.36

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $159,900,766 and 15,471,697 shares of capital stock outstanding)	$10.34

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $37,711,019 and 3,348,145 shares of capital stock outstanding)	$11.26

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $53,939,815 and 4,637,443 shares of capital stock outstanding)	$11.63
See accompanying Notes to Financial Statements.
F6 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended April 30, 2009

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $406,595)	$20,271,713
Affiliated companies	283,495

Interest	7,650

Total investment income	20,562,858

Expenses
Management fees	3,315,116

Distribution and service plan fees:
Class A	908,951
Class B	412,545
Class C	655,861
Class N	75,334

Transfer and shareholder servicing agent fees:
Class A	1,062,284
Class B	204,934
Class C	210,269
Class N	52,121
Class Y	30,983

Shareholder communications:
Class A	149,900
Class B	34,064
Class C	30,553
Class N	5,980
Class Y	2,652

Directors’ compensation	19,461

Custodian fees and expenses	2,924

Other	149,472

Total expenses	7,323,404
Less reduction to custodian expenses	(282)
Less waivers and reimbursements of expenses	(222,940)

Net expenses	7,100,182

Net Investment Income	13,462,676
F7 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

STATEMENT OF OPERATIONS Unaudited / Continued

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from unaffiliated companies	$(212,477,109)
Foreign currency transactions	11,219

Net realized loss	(212,465,890)

Net change in unrealized appreciation on:
Investments	96,342,142
Translation of assets and liabilities denominated in foreign currencies	291,353

Net change in unrealized depreciation	96,633,495
Net Decrease in Net Assets Resulting from Operations	$(102,369,719)

See accompanying Notes to Financial Statements.
F8 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	April 30, 2009	October 31,
	(Unaudited)	2008

Operations
Net investment income	$13,462,676	$14,789,844

Net realized loss	(212,465,890)	(73,116,051)

Net change in unrealized depreciation	96,633,495	(266,570,478)

Net decrease in net assets resulting from operations	(102,369,719)	(324,896,685)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(7,903,406)	(15,095,598)
Class B	(643,012)	(724,349)
Class C	(1,192,357)	(982,096)
Class N	(298,626)	(408,265)
Class Y	(563,842)	(840,515)

	(10,601,243)	(18,050,823)

Distributions from net realized gain:
Class A	—	(120,220,473)
Class B	—	(18,835,056)
Class C	—	(17,808,645)
Class N	—	(4,096,188)
Class Y	—	(5,921,597)

	—	(166,881,959)

Capital Stock Transactions
Net increase in net assets resulting from capital stock transactions:
Class A	296,876,929	281,688,140
Class B	26,090,807	14,037,633
Class C	74,406,519	51,388,843
Class N	15,181,858	12,996,474
Class Y	30,707,549	2,157,140

	443,263,662	362,268,230

Net Assets
Total increase (decrease)	330,292,700	(147,561,237)

Beginning of period	877,934,317	1,025,495,554

End of period (including accumulated net investment income of $5,292,285 and $2,430,852, respectively)	$1,208,227,017	$877,934,317

See accompanying Notes to Financial Statements.
F9 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	April 30, 2009	Year Ended October 31,
Class A	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$12.87	$22.09	$20.54	$22.00	$19.91	$18.30

Income (loss) from investment operations:
Net investment income[1]	.15	.28	.18	.15	.18	.13
Net realized and unrealized gain (loss)	(1.52)	(5.54)	3.50	2.71	2.10	1.53

Total from investment operations	(1.37)	(5.26)	3.68	2.86	2.28	1.66

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.12)	(.39)	(.15)	(.14)	(.17)	(.05)
Distributions from net realized gain	—	(3.57)	(1.98)	(4.18)	(.02)	—

Total dividends and/or distributions to shareholders	(.12)	(3.96)	(2.13)	(4.32)	(.19)	(.05)

Net asset value, end of period	$11.38	$12.87	$22.09	$20.54	$22.00	$19.91

Total Return, at Net Asset Value[2]	(10.66)%	(28.42)%	19.51%	15.15%	11.51%	9.11%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$865,075	$650,367	$744,513	$667,857	$648,207	$671,678

Average net assets (in thousands)	$757,141	$719,247	$714,497	$648,589	$674,531	$662,530

Ratios to average net assets:[3]
Net investment income	2.72%	1.67%	0.84%	0.77%	0.85%	0.66%
Total expenses	1.23%[4,5,6]	1.13%[4,5,6]	1.13%[4,5,6]	1.17%[4,5,6]	1.24%[5]	1.37%[5,7]

Portfolio turnover rate	48%	49%	189%	108%	129%	13%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2009	1.23%
Year Ended October 31, 2008	1.13%
Year Ended October 31, 2007	1.13%
Year Ended October 31, 2006	1.17%
5.	Reduction to custodian expenses less than 0.005%.

6.	Waiver or reimbursement of indirect management fees less than 0.005%.

7.	Voluntary waiver of transfer agent fees less than 0.005%.
See accompanying Notes to Financial Statements.
F10 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

	Six Months
	Ended
	April 30, 2009				Year Ended October 31,
Class B	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$11.74	$20.36	$19.09	$20.75	$18.77	$17.36

Income (loss) from investment operations:
Net investment income (loss)[1]	.09	.14	— [2]	(.01)	.01	(.03)
Net realized and unrealized gain (loss)	(1.39)	(5.07)	3.25	2.53	1.99	1.44

Total from investment operations	(1.30)	(4.93)	3.25	2.52	2.00	1.41

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.08)	(.12)	—	—	—	—
Distributions from net realized gain	—	(3.57)	(1.98)	(4.18)	(.02)	—

Total dividends and/or distributions to shareholders	(.08)	(3.69)	(1.98)	(4.18)	(.02)	—

Net asset value, end of period	$10.36	$11.74	$20.36	$19.09	$20.75	$18.77

Total Return, at Net Asset Value[3]	(11.08)%	(28.99)%	18.54%	14.19%	10.65%	8.12%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$91,600	$75,242	$111,226	$124,694	$133,285	$164,156

Average net assets (in thousands)	$83,403	$94,521	$120,149	$126,145	$152,012	$192,420

Ratios to average net assets:[4]
Net investment income (loss)	1.86%	0.88%	0.02%	(0.04)%	0.05%	(0.19)%
Total expenses	2.24%[5]	1.94%[5]	1.95%[5]	1.99%[5]	2.09%	2.23%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.09%	1.94%	1.95%	1.99%	2.08%	2.23%

Portfolio turnover rate	48%	49%	189%	108%	129%	13%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2009	2.24%
Year Ended October 31, 2008	1.94%
Year Ended October 31, 2007	1.95%
Year Ended October 31, 2006	1.99%
See accompanying Notes to Financial Statements.
F11 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	April 30, 2009	Year Ended October 31,
Class C	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$11.71	$20.35	$19.09	$20.75	$18.79	$17.37

Income (loss) from investment operations:
Net investment income (loss)[1]	.10	.13	.01	(.01)	— [2]	(.03)
Net realized and unrealized gain (loss)	(1.38)	(5.04)	3.23	2.53	2.00	1.45

Total from investment operations	(1.28)	(4.91)	3.24	2.52	2.00	1.42

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.09)	(.16)	— [2]	—	(.02)	—
Distributions from net realized gain	—	(3.57)	(1.98)	(4.18)	(.02)	—

Total dividends and/or distributions to shareholders	(.09)	(3.73)	(1.98)	(4.18)	(.04)	—

Net asset value, end of period	$10.34	$11.71	$20.35	$19.09	$20.75	$18.79

Total Return, at Net Asset Value[3]	(10.91)%	(28.97)%	18.49%	14.19%	10.66%	8.18%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$159,901	$98,658	$100,557	$91,390	$88,272	$82,634

Average net assets (in thousands)	$132,750	$101,743	$97,225	$88,297	$89,578	$81,073

Ratios to average net assets:[4]
Net investment income (loss)	2.07%	0.88%	0.04%	(0.05)%	0.01%	(0.18)%
Total expenses	2.03%[5]	1.92%[5]	1.94%[5]	1.99%[5]	2.06%	2.21%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.86%	1.92%	1.94%	1.99%	2.06%	2.21%

Portfolio turnover rate	48%	49%	189%	108%	129%	13%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2009	2.03%
Year Ended October 31, 2008	1.92%
Year Ended October 31, 2007	1.94%
Year Ended October 31, 2006	1.99%
See accompanying Notes to Financial Statements.
F12 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

	Six Months
	Ended
	April 30, 2009	Year Ended October 31,
Class N	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$12.74	$21.86	$20.35	$21.83	$19.77	$18.19

Income (loss) from investment operations:
Net investment income[1]	.14	.23	.12	.09	.11	.06
Net realized and unrealized gain (loss)	(1.51)	(5.48)	3.46	2.69	2.10	1.53

Total from investment operations	(1.37)	(5.25)	3.58	2.78	2.21	1.59

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.11)	(.30)	(.09)	(.08)	(.13)	(.01)
Distributions from net realized gain	—	(3.57)	(1.98)	(4.18)	(.02)	—

Total dividends and/or distributions to shareholders	(.11)	(3.87)	(2.07)	(4.26)	(.15)	(.01)

Net asset value, end of period	$11.26	$12.74	$21.86	$20.35	$21.83	$19.77

Total Return, at Net Asset Value[2]	(10.75)%	(28.61)%	19.12%	14.83%	11.21%	8.73%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$37,711	$25,514	$25,522	$22,052	$22,418	$18,706

Average net assets (in thousands)	$30,476	$24,966	$23,724	$21,756	$21,527	$15,716

Ratios to average net assets:[3]
Net investment income	2.59%	1.41%	0.56%	0.48%	0.51%	0.30%
Total expenses	1.55%[4]	1.40%[4]	1.41%[4]	1.46%[4]	1.53%	1.71%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.36%	1.40%	1.41%	1.46%	1.53%	1.71%

Portfolio turnover rate	48%	49%	189%	108%	129%	13%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2009	1.55%
Year Ended October 31, 2008	1.40%
Year Ended October 31, 2007	1.41%
Year Ended October 31, 2006	1.46%
See accompanying Notes to Financial Statements.
F13 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	April 30, 2009	Year Ended October 31,
Class Y	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$13.15	$22.51	$20.89	$22.33	$20.19	$18.53

Income (loss) from investment operations:
Net investment income[1]	.18	.34	.23	.19	.24	.18
Net realized and unrealized gain (loss)	(1.56)	(5.66)	3.56	2.75	2.14	1.54

Total from investment operations	(1.38)	(5.32)	3.79	2.94	2.38	1.72

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.14)	(.47)	(.19)	(.20)	(.22)	(.06)
Distributions from net realized gain	—	(3.57)	(1.98)	(4.18)	(.02)	—

Total dividends and/or distributions to shareholders	(.14)	(4.04)	(2.17)	(4.38)	(.24)	(.06)

Net asset value, end of period	$11.63	$13.15	$22.51	$20.89	$22.33	$20.19

Total Return, at Net Asset Value[2]	(10.50)%	(28.21)%	19.79%	15.34%	11.84%	9.34%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$53,940	$28,153	$43,678	$32,897	$32,926	$30,344

Average net assets (in thousands)	$46,525	$33,210	$37,219	$30,419	$32,408	$28,011

Ratios to average net assets:[3]
Net investment income	3.14%	2.00%	1.08%	0.98%	1.08%	0.90%
Total expenses	0.82%[4,5,6]	0.83%[4,5,6]	0.89%[4,5,6]	0.96%[4,5,6]	0.98%[5]	1.15%[5,7]

Portfolio turnover rate	48%	49%	189%	108%	129%	13%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2009	0.82%
Year Ended October 31, 2008	0.83%
Year Ended October 31, 2007	0.89%
Year Ended October 31, 2006	0.96%

5.	Reduction to custodian expenses less than 0.005%.

6.	Waiver or reimbursement of indirect management fees less than 0.005%.

7.	Voluntary waiver of transfer agent fees less than 0.005%.
See accompanying Notes to Financial Statements.
F14 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Rising Dividends Fund, Inc. (the “Fund”), Inc., is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Directors or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.
F15 | OPPENHEIMER RISING DIVIDENDS FUND, INC .

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.
     In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     Fair valued securities may be classified as “Level 3” if the valuation primarily reflects the Manager’s own assumptions about the inputs that market participants would use in valuing such securities.
     There have been no significant changes to the fair valuation methodologies during the period.
F16 | OPPENHEIMER RISING DIVIDENDS FUND, INC .

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Investments With Off-Balance Sheet Market Risk. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund’s Statement of Assets and Liabilities.
Use of Leverage. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
F17 | OPPENHEIMER RISING DIVIDENDS FUND, INC .

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended October 31, 2008, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of October 31, 2008, the Fund had available for federal income tax purposes unused capital loss carryforward as follows:

Expiring
2016	$73,282,648
As of April 30, 2009, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $285,748,538 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended April 30, 2009, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,368,389,215

Gross unrealized appreciation	$21,234,545
Gross unrealized depreciation	(181,618,951)

Net unrealized depreciation	$(160,384,406)

F18 | OPPENHEIMER RISING DIVIDENDS FUND, INC .

Directors’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent directors. Benefits are based on years of service and fees paid to each director during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2007 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan.
During the six months ended April 30, 2009, the Fund’s projected benefit obligations, payments to retired directors and accumulated liability were as follows:

Projected Benefit Obligations Increased	$8,293
Payments Made to Retired Directors	25,532
Accumulated Liability as of April 30, 2009	143,073
The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of directors’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
F19 | OPPENHEIMER RISING DIVIDENDS FUND, INC .

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Capital Stock
The Fund has authorized 180 million shares of $1.00 par value capital stock in aggregate to be apportioned among each class of shares. Transactions in shares of capital stock were as follows:

	Six Months Ended April 30, 2009		Year Ended October 31, 2008
	Shares	Amount	Shares	Amount
Class A
Sold	29,415,174	$331,244,480	18,619,245	$300,728,141
Dividends and/or distributions reinvested	652,898	7,381,569	7,339,768	128,178,203
Acquisition—Note 7	7,127,545	87,241,151	—	—
Redeemed	(11,704,222)	(128,990,271)	(9,140,558)	(147,218,204)

Net increase	25,491,395	$296,876,929	16,818,455	$281,688,140

F20 | OPPENHEIMER RISING DIVIDENDS FUND, INC .

	Six Months Ended April 30, 2009		Year Ended October 31, 2008
	Shares	Amount	Shares	Amount

Class B
Sold	3,369,928	$34,519,894	2,492,861	$37,102,876
Dividends and/or distributions reinvested	59,261	612,471	1,178,203	18,865,826
Acquisition—Note 7	987,395	11,019,325	—	—
Redeemed	(1,986,876)	(20,060,883)	(2,726,595)	(41,931,069)

Net increase	2,429,708	$26,090,807	944,469	$14,037,633

Class C
Sold	7,516,244	$77,060,668	4,270,220	$61,565,093
Dividends and/or distributions reinvested	103,983	1,069,504	1,101,206	17,593,035
Acquisition—Note 7	1,716,160	19,100,859	—	—
Redeemed	(2,289,978)	(22,824,512)	(1,887,261)	(27,769,285)

Net increase	7,046,409	$74,406,519	3,484,165	$51,388,843

Class N
Sold	1,723,557	$18,987,123	1,195,359	$18,682,632
Dividends and/or distributions reinvested	23,644	263,718	241,475	4,183,477
Acquisition—Note 7	233,833	2,831,722	—	—
Redeemed	(635,341)	(6,900,705)	(601,854)	(9,869,635)

Net increase	1,345,693	$15,181,858	834,980	$12,996,474

Class Y
Sold	2,867,719	$34,825,356	558,731	$9,132,859
Dividends and/or distributions reinvested	48,765	563,556	379,151	6,760,289
Redeemed	(419,769)	(4,681,363)	(737,848)	(13,736,008)

Net increase	2,496,715	$30,707,549	200,034	$2,157,140

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended April 30, 2009, were as follows:

	Purchases	Sales

Investment securities	$797,175,520	$484,472,449
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $800 million	0.65%
Next $700 million	0.60
Next $1.0 billion	0.58
Over $2.5 billion	0.56
F21 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended April 30, 2009, the Fund paid $1,383,972 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Distribution and Service Plan for Class A Shares. The Fund has adopted a Distribution and Service Plan (the “Plan”) for Class A shares. Under the Plan, the Fund pays a service fee to the Distributor of up to 0.25% of the average annual net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the Plan, the Fund may also pay an asset-based sales charge to the Distributor. Beginning January 1, 2003, the Board of Directors set the annual asset-based sales charge rate at zero. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor’s aggregate uncompensated expenses under the Plans at March 31, 2009 for Class B, Class C and Class N shares were $3,885,443, $4,623,119 and $796,774, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the
F22 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

April 30, 2009	$401,912	$—	$95,368	$15,874	$1,102

Waivers and Reimbursements of Expenses. Effective from November 17, 2008 to November 16, 2009, the Manager has voluntarily agreed to waive fees and/or reimburse certain expenses so that the “Total Annual Operating Expenses” will not exceed 1.85% of average annual net assets for Class C shares and 1.35% of average annual net assets for Class N shares. These expense limitations do no include extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business. During the six months ended April 30, 2009, the Manager reimbursed the Fund $109,883 and $26,705 for Class C and Class N shares, respectively. This voluntary waiver may be amended or withdrawn at any time.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
During the six months ended April 30, 2009, OFS waived transfer and shareholder servicing agent fees as follows:

Class B	$62,196
Class C	3,128
Class N	1,801
The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended April 30, 2009, the Manager waived $19,227 for IMMF management fees.
5. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
F23 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Foreign Currency Exchange Contracts Continued
     Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates.
     Credit risk arises from the possibility that the counterparty will default. If the counter-party defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received.
     As of April 30, 2009, the Fund had no outstanding forward contracts.
6. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund’s financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund’s financial statements and related disclosures.
7. Acquisition of Oppenheimer Dividend Growth Fund
On November 13, 2008, the Fund acquired all of the net assets of Oppenheimer Dividend Growth Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Dividend Growth Fund shareholders on November 7, 2008. The Fund issued (at an exchange ratio of 0.686816 for Class A, 0.751047 for Class B, 0.752626 for Class C, 0.693418 for Class N of the Fund to one share of Oppenheimer Dividend Growth Fund) 7,127,545; 987,395; 1,716,160 and 233,833 shares of beneficial interest for Class A, Class B, Class C and Class N, respectively, valued at $87,241,151, $11,019,325, $19,100,859 and $2,831,722 in exchange for the net assets, resulting in combined Class A net assets of $631,628,331, Class B net assets of $71,849,088, Class C net assets of $97,658,544 and Class N net assets of $24,516,804 on November 13, 2008. The net assets acquired included net unrealized depreciation of $27,980,082 and an unused capital loss carryforward of $9,747,203 potential utilization subject to tax limitations. The exchange qualified as a tax-free reorganization for federal income tax purposes.
8. Pending Litigation
During 2009, a number of complaints have been filed in federal courts against the Manager, the Distributor, and certain of the funds in the Oppenheimer family of funds (the “Defendant Funds”) advised by the Manager and distributed by the Distributor. The complaints naming the Defendant Funds also name certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period.
F24 | OPPENHEIMER RISING DIVIDENDS FUND, INC .

The complaints against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. Additionally, a complaint has been brought in state court against the Manager, the Distributor and another subsidiary of the Manager (but not the Fund), on behalf of the Oregon College Savings Plan Trust. The complaint alleges breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seeks compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other complaints have been filed in 2008 and 2009 in state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those complaints relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”) and allege a variety of claims including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief, and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the Trustees named in those suits. The Manager believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it and that no estimate can be made with any degree of certainty as to the amount or range of any potential loss. The Manager also believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund.
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F26 | OPPENHEIMER RISING DIVIDENDS FUND, INC .

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
17 | OPPENHEIMER RISING DIVIDENDS FUND, INC .

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3.  Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4.  Principal Accountant Fees and Services.
Not applicable to semiannual reports.

Item 5.  Audit Committee of Listed Registrants
Not applicable.
Item 6.  Schedule of Investments.
a) Not applicable.
b) Not applicable.
Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8.  Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10.  Submission of Matters to a Vote of Security Holders.
The Fund’s Audit Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Audit Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11.  Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 04/30/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12.  Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rising Dividend Fund, Inc.

By:	/s/ John V. Murphy John V. Murphy Principal Executive Officer

Date: 06/15/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer

Date: 06/15/2009

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer

Date: 06/15/2009